Quarterly Holdings Report
for

Fidelity® Select Portfolio®

Semiconductors Portfolio

May 31, 2019

ELE-QTLY-0719
1.802167.115

Schedule of Investments May 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.5%
	Shares	Value
Automobiles - 0.2%
Automobile Manufacturers - 0.2%
Tesla, Inc. (a)(b)	37,300	$6,906,468
Communications Equipment - 0.4%
Communications Equipment - 0.4%
CommScope Holding Co., Inc. (a)	395,400	6,385,710
NETGEAR, Inc. (a)	163,117	4,110,548
		10,496,258
Electronic Equipment & Components - 6.3%
Electronic Manufacturing Services - 6.3%
Celestica, Inc. (a)	947,900	5,952,812
Flextronics International Ltd. (a)	8,209,100	73,389,354
Jabil, Inc.	2,950,737	72,558,623
TTM Technologies, Inc. (a)	3,550,594	30,286,567
		182,187,356
Semiconductors & Semiconductor Equipment - 91.2%
Semiconductor Equipment - 15.0%
Advanced Energy Industries, Inc. (a)	937,300	47,024,341
Applied Materials, Inc.	3,700,400	143,168,476
KLA-Tencor Corp.	721,300	74,344,391
Lam Research Corp.	822,873	143,681,855
MKS Instruments, Inc.	388,800	27,783,648
		436,002,711
Semiconductors - 76.2%
Alpha & Omega Semiconductor Ltd. (a)(c)	1,326,796	11,330,838
Ambarella, Inc. (a)	114,600	4,344,486
Analog Devices, Inc.	1,065,296	102,928,900
Broadcom, Inc.	1,120,050	281,849,382
Cypress Semiconductor Corp.	809,800	14,430,636
Dialog Semiconductor PLC (a)	9,600	305,652
Inphi Corp. (a)	120,243	5,276,263
Intel Corp.	7,937,071	349,548,607
MACOM Technology Solutions Holdings, Inc. (a)	222,900	3,154,035
Marvell Technology Group Ltd.	9,391,779	209,436,672
Maxim Integrated Products, Inc.	10,400	546,936
MaxLinear, Inc. Class A (a)	9,831	208,122
MediaTek, Inc.	57,000	562,013
Microchip Technology, Inc. (b)	1,247,600	99,845,428
Micron Technology, Inc. (a)	4,414,840	143,967,932
NVIDIA Corp.	1,195,392	161,927,800
NXP Semiconductors NV	1,644,269	144,958,755
O2Micro International Ltd. sponsored ADR (a)	357,607	507,802
ON Semiconductor Corp. (a)	7,858,546	139,567,777
Qorvo, Inc. (a)	698,224	42,717,344
Qualcomm, Inc.	4,457,684	297,862,445
Renesas Electronics Corp. (a)	14,291,725	64,283,622
Sanken Electric Co. Ltd.	566,200	11,224,903
Semtech Corp. (a)	108,000	4,301,640
Skyworks Solutions, Inc.	736,500	49,072,995
SMART Global Holdings, Inc. (a)(b)	593,500	10,107,305
Synaptics, Inc. (a)	795,200	21,033,040
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	236,900	9,085,115
Tower Semiconductor Ltd. (a)	486,300	7,245,870
United Microelectronics Corp. sponsored ADR (b)	3,192,700	6,289,619
Xilinx, Inc.	161,300	16,502,603
		2,214,424,537

TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		2,650,427,248

Technology Hardware, Storage & Peripherals - 1.4%
Technology Hardware, Storage & Peripherals - 1.4%
Western Digital Corp.	1,135,700	42,270,754
TOTAL COMMON STOCKS
(Cost $2,624,199,601)		2,892,288,084

Money Market Funds - 3.6%
Fidelity Cash Central Fund 2.41% (d)	17,049,572	17,052,982
Fidelity Securities Lending Cash Central Fund 2.42% (d)(e)	86,278,173	86,286,801
TOTAL MONEY MARKET FUNDS
(Cost $103,339,502)		103,339,783
TOTAL INVESTMENT IN SECURITIES - 103.1%
(Cost $2,727,539,103)		2,995,627,867
NET OTHER ASSETS (LIABILITIES) - (3.1)%		(89,216,145)
NET ASSETS - 100%		$2,906,411,722

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated company

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$612,966
Fidelity Securities Lending Cash Central Fund	41,153
Total	$654,119

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Alpha & Omega Semiconductor Ltd.	$10,846,575	$3,502,719	$--	$--	$--	$(3,018,456)	$11,330,838
Total	$10,846,575	$3,502,719	$--	$--	$--	$(3,018,456)	$11,330,838

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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